Note receivable	12 Months Ended
Dec. 31, 2020
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Note receivable

On September 6, 2019, NXT and Alberta Green Ventures Limited Partnership (“AGV”) entered into a loan arrangement whereby NXT loaned to AGV US$250,000 for the purpose of providing AGV with additional funds necessary to continue advancing the common objectives of the parties under the Co-operation Agreement and the Sales Representative Agreement. The note receivable was fully collected in the year.